UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2026 to March 31, 2026

Date of Report (Date of earliest event reported) April 7, 2026

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0002050817

GROUNDFLOOR DEPOSITOR LLC1

(Exact name of securitizer as specified in its charter)

Nick Bhargava    (202) 758-8041

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

1 Groundfloor Depositor LLC, a Delaware limited liability company (“Depositor”), is filing this Form ABS-15G in its capacity as depositor of the Groundfloor Mortgage Trust 2026-1, Series 2026-1 Class A Notes transaction (the “2026-1 Notes”), the Groundfloor Mortgage Trust 2025-1, Series 2025-1 Class A Notes (the “2025-1 Notes”) transaction, and the Groundfloor Mortgage Trust, Series 2024-1 Class A Notes (the “2024-1 Notes”) transaction, and, collectively with the 2026-1 Notes and the 2025-1 Notes, the “Covered Transactions”), which are covered by this report, and to exempt its affiliate Groundfloor Yield LLC, the sponsor of the Covered Transactions, from filing a Form ABS-15G pursuant to Rule 15Ga-1(b). In Depositor’s capacity as depositor, Depositor is a securitizer for purposes of Rule 15Ga-1 and this report relates to the assets sold by Depositor in the Covered Transactions. This report only contains information relating to the Covered Transactions.

REPRESENTATION AND WARRANTY INFORMATION

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Explanatory Note:

Pursuant to Rule 15Ga-1(c)(2)(i), Groundfloor Depositor LLC has indicated by check mark that there is no activity for the quarterly period with respect to the 2024-1 Notes and the 2025-1 Notes. The 2024-1 Notes have been fully paid off and redeemed, and no further filings will be made with respect to the 2024-1 Notes.

Pursuant to Rule 15Ga-1(c)(1), Groundfloor Depositor LLC has indicated by check mark that there is no activity for the initial period with respect to the 2026-1 Notes.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: April 7, 2026

GROUNDFLOOR DEPOSITOR LLC

/s/ Nick Bhargava
Name: Nick Bhargava
Title: Executive Vice President, Secretary, and Acting Chief Financial Officer